Restricted Investments - Balances of Restricted Investments (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of restricted investments by health plan
Restricted investments	$ 107	$ 109	$ 102
Health Plans
Summary of restricted investments by health plan
Restricted investments	107	109	97
Health Plans | Florida
Summary of restricted investments by health plan
Restricted investments	28	34	29
Health Plans | Illinois
Summary of restricted investments by health plan
Restricted investments	3	0
Health Plans | Michigan
Summary of restricted investments by health plan
Restricted investments	1	1	1
Health Plans | New Mexico
Summary of restricted investments by health plan
Restricted investments	43	43	35
Health Plans | Ohio
Summary of restricted investments by health plan
Restricted investments	12	12	13
Health Plans | Puerto Rico
Summary of restricted investments by health plan
Restricted investments	10	10	5
Health Plans | South Carolina
Summary of restricted investments by health plan
Restricted investments		0	6
Health Plans | Texas
Summary of restricted investments by health plan
Restricted investments	4	4	3
Health Plans | Utah
Summary of restricted investments by health plan
Restricted investments	4	4	4
Health Plans | Wisconsin
Summary of restricted investments by health plan
Restricted investments	1	1	0
Health Plans | Other
Summary of restricted investments by health plan
Restricted investments	$ 1	0	1
Medicaid Solutions Segment
Summary of restricted investments by health plan
Restricted investments		$ 0	$ 5